INVESTMENT IN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AFFILIATED COMPANY
NOTE 7:-	INVESTMENT IN AFFILIATED COMPANY

On November 11, 2013, Syneron and Unilever Ventures signed a definitive agreement to form a joint venture in home beauty devices: "Iluminage Beauty". Pursuant to the agreement, which closed on December 9, 2013, Syneron sold and transferred its Syneron Beauty subsidiary to Iluminage Beauty. At the same time, Unilever Ventures, the venture capital and private equity arm of Unilever, undertook to invest $25,000 in Iluminage Beauty, and Unilever sold and transferred its luxury beauty subsidiary Iluminage to the joint venture. Unilever Ventures holds 51% of Iluminage Beauty shares (representing 100% of Iluminage Beauty preferred shares), and Syneron Medical retains the remaining 49% (representing 100% of Iluminage Beauty common shares). The Company determined at the formation of Iluminage Beauty and at the end of the reporting period, that Iluminage Beauty is neither a variable interest entity nor the primary beneficiary and it is not required to consolidate Iluminage Beauty under the voting models.

Investment in Iluminage Beauty is based on the fair value method. During 2016 the Company recorded a loss in the amount of $7,010 due to changes in the fair value of its investment. Refer to Notes 4 and 17 for further details.